Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business

Deal completion date	Acquired/disposed business

10 January 2023
Acquired 51% of Zywie Ventures Private Limited ('OZiva'), a leading plant-based, and clean-label consumer wellness brand focused on the need spaces such as Lifestyle Protein, Hair & Beauty Supplements and Women’s health.

1 May 2023	Sold Suave brand in North America to Yellow Wood Partners LLC. The Suave beauty and personal care brand includes hair care, skin care, skin cleansing and deodorant products.
1 August 2023
Acquired 100% of Yasso Holdings, Inc. ('Yasso'), a premium frozen Greek yogurt brand in the United States offering a high-quality range of low-calorie yet indulgent products. The acquisition is aligned to the premiumisation strategy of Unilever’s Ice Cream Business Group.

1 November 2023	Sold Dollar Shave Club to Nexus Capital Management LP.

Deal completion date	Acquired/disposed business

25 April 2022	Sold S3, Royale Ambrée and Petit Cheri brands in Spain to Sensogreen Healthcare.
29 April 2022	Sold Unilever Life, the direct-selling business in Thailand, to RS Group
1 July 2022	Sold ekaterra (global tea business excluding India, Indonesia, Nepal and Ready to Drink) to CVC Capital Partners. ekaterra includes brands such as Lipton, Brooke Bond and PG Tips. Further details are provided below.
7 July 2022
Acquired a further 67% of Nutraceutical Wellness, Inc. (Nutrafol) bringing total investment to 80%, a producer based in the US of hair growth solutions for men and women. The acquisition complements Unilever’s existing Health & Wellbeing portfolio, bringing to market a science-led approach to hair wellness. Further details are provided below.

Disclosure of Impact of Acquisitions and Net Assets Acquired and Total Payment for Acquisition
The following table sets out the overall impact of acquisitions in 2023 as well as comparative years on the consolidated balance sheet. The fair values currently used for opening balances are provisional. These balances remain provisional due to there being outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million	€ million	€ million
	2023	2022	2021
Net assets acquired	368	487	1,372
Non-controlling interest	(20)	(99)	(14)
Goodwill	327	580	759
Total consideration	675	968	2,117
In 2023, the net assets acquired and total payment for acquisitions consists of:

€ million
2023
Intangible assets	430
Other non-current assets	4
Trade and other receivables	25
Other current assets(a)	56
Non-current liabilities(b)	(114)
Current liabilities	(33)
Net assets acquired	368
Non-controlling interest	(20)
Goodwill(c)	327
Total consideration	675
Of which:
Cash consideration paid	652
Deferred consideration	23
(a)Other current assets include inventories of €18 million and cash and cash equivalents of €30 million.
(b)Non-current liabilities include deferred tax of €109 million.
(c)Goodwill not deductible for tax purposes.

Disclosure of Impact of Disposals	The following table sets out the effect of disposals in 2023 and comparative year on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million	€ million
	2023	2022
Goodwill and intangible assets(a)	56	948
Other non-current assets(b)	55	1,075
Current assets(c)	108	833
Liabilities(d)	(144)	(649)
Net assets sold	75	2,207
(Gain)/loss on recycling of currency retranslation on disposal	14	65
Profit/(loss) on sale attributable to Unilever	489	2,334
Consideration	578	4,606
Of which:
Cash	472	4,606
Cash balances of businesses sold	5	20
Non-cash items and deferred consideration	101	(20)
(a)2023 mainly related to the disposal of Suave and Dollar Shave Club.
(b)2023 includes PPE of €42 million and related to the disposal of Dollar Shave Club.
(c)2023 includes inventories of €88 million related to the disposals of Suave and Dollar Shave Club and trade and other receivables of €8 million related to Dollar Shave Club disposal.
(d)2023 includes €123 million of trade payables.